Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Schedule of Property Plant and Equipment (Detail) (Parenthetical) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	R$ 511,644	[1]	R$ (29,852)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	(372,180)	[1]	(22,468)
Wagons and locomotives [member] | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	1,813,920	[1]	997,886
Wagons and locomotives [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	(438,372)	[1]	R$ (23,170)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	314,374
Recoverable taxes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	105,029
Intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	R$ 69,881

[1]	The remaining balance in the transfers line includes the amount of R$ 105,029 for recoverable taxes, R$ 69,881 from intangible assets, and R$ 314,374 from right-of-use.